Financial Assets - Summary of Investments (Detail) € in Thousands	Dec. 31, 2017 EUR (€)
Disclosure of financial assets [line items]
Investments, current portion	€ 34,043
Non-current investments	7,060
Total investments	41,103
Commercial paper [member]
Disclosure of financial assets [line items]
Investments, current portion	15,527
U.S. Treasury securities [member]
Disclosure of financial assets [line items]
Investments, current portion	9,177
Corporate fixed income bonds [member]
Disclosure of financial assets [line items]
Investments, current portion	7,886
Non-current investments	7,060
Agency bond [member]
Disclosure of financial assets [line items]
Investments, current portion	€ 1,453